Summary of Changes in Fair Value of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Balance, end of year	$ 177.1	$ 168.5
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	53.7
Purchases	0.2	54.9
Sales	(4.6)	(1.7)
Interest credit during the year	1.1	0.5
Balance, end of year	$ 50.4	$ 53.7